SIGNIFICANT ACCOUNTING POLICIES (Details) - The Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Concentration of investments	$ 118,237,299	$ 157,592,045
Concentration of investments, percent	17.80%	21.80%